Financial instruments and financial risk management	12 Months Ended
Dec. 31, 2024
Financial instruments and financial risk management
Financial instruments and financial risk management

22.Financial instruments and financial risk management

Financial risks arising in the normal course of business from the Group’s operations comprise market risk (including commodity price risk, currency risk and interest rate risk), credit risk and liquidity risk. It is the Group’s policy and practice to identify and, where appropriate and practical, actively manage such risks to support its objectives in managing its capital and future financial security and flexibility. The Group’s finance and risk professionals monitor, manage and report regularly to senior management and the Board of Directors on the approach and effectiveness in managing financial risks along with the financial exposures facing the Group.

The key financial risk factors that arise from the Group’s activities, including the Group’s policies for managing these risks, are outlined below.

(a)Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises commodity price risk, currency risk and interest rate risk as follows:

Commodity price risk

The Group is subject to price risk associated with fluctuations in the market prices for copper and silver. A significant change in commodity prices could have a material effect on the Group’s revenues and financial instruments, including certain derivative instruments and contingent consideration whose values fluctuate with changes in the prices of copper or silver (Note 23). The Group closely monitors trends in the market prices of copper, silver and other metals as part of its routine activities, as these trends could significantly impact future cash flows. As at 31 December 2024, the Group estimates that a 10% increase (decrease) in commodities sold with provisional pricing feature, with all other variables held constant, would result in an increase (decrease) of $9,094 thousand (31 December 2023: $8,507 thousand; 31 December 2022: $nil) in profit after tax. Also refer Note 23 for a description of how the changes in commodity price may affect certain derivative instruments and contingent consideration.

Currency risk

The U.S. dollar is the functional currency of the entities collectively forming the Group. Currency risk is the risk of loss from movements in exchange rates related to transactions and balances in currencies other than the U.S. dollar. Such transactions include operating expenditure, capital transactions, and purchases in currencies other than the functional currency.

The Group’s primary operations are located in Australia, therefore, transactions are predominantly denominated in Australian and U.S. dollars. These transactions are not generally hedged. The Group buys foreign currencies at spot rates to settle local currency operating expenditure and is therefore largely exposed to volatility in exchange rates.

The Group’s loans and borrowings are denominated in U.S. dollars.

22.Financial instruments and financial risk management (continued)

(a)Market risk (continued)

Currency risk (continued)

The carrying amounts of the Group’s foreign currency denominated monetary assets and monetary liabilities as at 31 December 2024 and 2023 are as follows:

	Australian
Local currency thousand	Dollar	Euro	Total
As of 31 December 2024
Cash and cash equivalents	76,497	—	76,497
Trade and other receivables	661	—	661
Trade and other payables	(48,024)	(25)	(48,049)
Lease liabilities	(16,460)	—	(16,460)
Total	12,674	(25)	12,649

As of 31 December 2023
Cash and cash equivalents	1,446	—	1,446
Trade and other receivables	1,786	—	1,786
Trade and other payables	(47,232)	(31)	(47,263)
Lease liabilities	(15,806)	—	(15,806)
Total	(59,806)	(31)	(59,837)

As at 31 December 2022, the Group’s exposure to foreign currency risk was immaterial.

The following table details the Group’s estimated sensitivity to a 10% increase (decrease) in the U.S. dollar against the relevant foreign currencies as a result of translating the Group’s foreign currency denominated monetary assets and monetary liabilities. 10% is the sensitivity rate used when reporting foreign currency risk internally to key management personnel and represents management’s assessment of the reasonably possible change in foreign exchange rates.

A positive number below indicates an increase in profit where the U.S. dollar strengthens 10% against the relevant currency. For a 10% weakening of the U.S. dollar against the relevant currency, there would be a comparable impact on the profit and the balances below would be negative.

	Year ended 31 December
US$ thousand	2024	2023	2022
Australian Dollar
Profit or loss	788	5,981	—

Other
Profit or loss	2	3	—

Interest rate risk

Interest rate risk is the risk that the fair values or future cash flows of the Group’s financial instruments will fluctuate in response to changes in market interest rates. The Group’s exposure to interest rate risk arises from the interest rate effect on its cash and cash equivalents and loans and borrowings. Certain of the Group’s loans and borrowings include a floating interest rate component. As at 31 December 2024, the Group estimates that a 1% increase (decrease) in interest rates, with all other variables held constant, would result in an increase (decrease) of $851 thousand to interest expense (31 December 2023: $913 thousand; 31 December 2022: $nil). The Group closely monitors its exposure to interest rate risk and has not entered into any contracts to manage this risk.

22.Financial instruments and financial risk management (continued)

(b)Credit risk

Credit risk arises from the possibility that counterparties may not be able to settle obligations due to the Group within their agreed payment terms. Financial assets which potentially expose the Group to credit risk consist principally of cash and cash equivalents and trade and other receivables.

The Group invests only in highly rated investment grade instruments that have maturities of 90 days or less and which are liquid after 30 days or less into a known amount of cash. As part of its cash management process, the Group also regularly monitors the relative credit standing of the institutions with which it invests or maintains available cash.

During the normal course of business, the Group provides credit to its customer. Although the receivables resulting from these transactions are not collateralized, the Group has not experienced significant problems with the collection of receivables given the Group’s only customer is Glencore International AG in Switzerland, which represents 100% of trade receivables and total revenue. A significant change in the creditworthiness of Glencore could have a material adverse effect on the Company’s financial position.

(c)Liquidity risk

Liquidity risk is the risk that the Group is unable to meet its payment obligations when due, or that it is unable, on an ongoing basis, to borrow funds in the market on an unsecured or secured basis at an acceptable price to fund actual or proposed commitments.

Prudent liquidity risk management implies maintaining sufficient cash and cash equivalents and availability of adequate committed funding facilities. The Group’s credit profile and funding sources ensure that sufficient liquid funds are maintained to meet its liquidity requirements. As part of its liquidity management, the Group closely monitors and plans for its future capital expenditure well ahead of time.

As at 31 December 2024, the Group had available cash amounting to $171,897 thousand (31 December 2023: $32,372 thousand; 31 December 2022: $42 thousand).

22.Financial instruments and financial risk management (continued)

(c)Liquidity risk (continued)

As at 31 December 2024, the maturity profile of the Group’s financial liabilities based on contractual terms is as follows:

		Undiscounted contractual
		cash flows
	Carrying	Within 1		More than
US$ thousand	amount	year	1 - 2 years	2 years

31 December 2024
Non-derivative financial liabilities
Trade payables and accrued liabilities	51,050	51,050	—	—
Mezzanine Debt Facility	95,003	21,087	21,087	176,073
Senior Syndicated Facility Agreement	154,676	54,247	123,457	—
Copper Purchase Agreement	85,911	10,444	12,160	185,201
Silver Purchase Agreement	67,601	12,007	14,628	124,013

Derivative financial liabilities
Commodity swap liability	12,120	7,635	5,381	—
	466,361	156,470	176,713	485,287

31 December 2023
Non-derivative financial liabilities
Trade payables and accrued liabilities	89,921	89,921	—	—
Mezzanine Debt Facility	85,567	24,888	22,592	200,859
Senior Syndicated Facility Agreement	207,916	72,546	53,817	121,542
Copper Purchase Agreement	84,818	6,414	11,281	175,836
Silver Purchase Agreement	70,574	9,255	8,987	102,931

Derivative financial liabilities
Commodity swap liability	12,559	4,637	5,606	3,044
	551,355	207,661	102,283	604,212
31 December 2022
Non-derivative financial liabilities
Trade payables and accrued liabilities	927	927	—	—
Promissory note – related party	786	786	—	—
	1,713	1,713	—	—